Balance sheet components (Accrued payroll and other accruals) (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued Liabilities, Current [Abstract]
Payroll and related expenses	$ 4,868,000	$ 4,424,000	$ 3,705,000
Uninvoiced purchases	1,562,000	1,741,000	1,982,000
Preferred stock warrant liability	0	1,853,000	0
Deferred rent	550,000	500,000	331,000
Exercise of unvested stock options	299,000	373,000	5,000
ExperiaHealth performance awards	0	0	46,000
Customer prepayments	836,000	387,000	223,000
Sales and use tax payable	442,000	343,000	405,000
Other	544,000	522,000	320,000
Total accrued payroll and other accruals	$ 9,101,000	$ 10,143,000	$ 7,017,000